Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Shareholders' Equity
Note 20. Shareholders’ Equity
a)
Pursuant to the Company’s bylaws, the authorized capital stock of the Company consists of a minimum fixed portion of Ps. 239,356 (nominal amount), represented as of December 31, 2022 by a total of 63,381,000,000 shares (including treasury shares available for placement in accordance with the provisions of the Ley del Mercado de Valores), of which (i) 20,554,697,460 are “AA” shares (full voting rights); (ii) 488,283,894 are “A” shares (full voting rights); and (iii) 42,338,018,646 are “L” shares (limited voting rights).
b)
As of December 31, 2022 and 2021, the Company’s outstanding capital stock was represented by 63,325,000,000 shares (20,554,697,460 “AA” shares, 488,283,894 “A” shares and 42,282,018,646 “L” shares), and 64,689,740,633 shares (20,554,697,460 “AA” shares, 502,404,175 “A” shares and 43,632,638,998 “L” shares), respectively.
c)
As of December 31, 2022 and 2021, the Company’s treasury held for placement in accordance with the provisions of the Ley del Mercado de Valores and the
Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores issued by the
Comisión Nacional Bancaria y de Valores
, a total amount of
56,000,000
shares all of which are series L shares and
1,721,520,016
series L shares, respectively, all acquired pursuant to the Company’s share repurchase program.
d)
The holders of “AA” and “A” shares are entitled to full voting rights. The holders of “L” shares may only vote in limited circumstances, and they are only entitled to appoint two members of the Board of Directors and their respective alternates. The matters in which “L” shares holders are entitled to vote are the following: extension of the Company´s corporate life, dissolution of the Company, change of Company’s corporate purpose, change of nationality of the Company, transformation of the Company, a merger with another company, any transaction representing 20% or more of the Company’s consolidated assets, as well as the cancellation of the inscription of the shares issued by the Company at the
Registro Nacional de Valores
and any other foreign stock exchanges where they may be registered, except for quotation systems or other markets not organized as stock exchanges. Within their respective series, all shares confer the same rights to their holders.
The Company’s bylaws contain restrictions and limitations related to the subscription and acquisition of “AA” shares by non-Mexican investors.

e)
Pursuant to the Company’s bylaws, “AA” shares must at all times represent no less than
20
% and no more than
51
% of the Company’s capital stock, and they shall also represent at all times, no less than 51% of the common shares (entitled to full voting rights, represented by “AA” and “A” shares) representing said capital stock.
“A” shares, which may be freely subscribed, must not represent more than 19.6% of capital stock and must not exceed 49% of the common shares representing such capital. Common shares (entitled to full voting rights, represented by “AA” and “A” shares), must represent no more than 51% of the Company’s capital stock.
Lastly, “L” shares which have limited voting rights and may be freely subscribed may not exceed, along with “A” shares, 80% of the Company’s capital stock. For purposes of determining these restrictions, the percentages mentioned above refer only to the number of the Company’s shares outstanding.
Dividends
On April 20, 2022, the Company’s shareholders approved among other resolutions, the payment of a dividend of Ps. 0.44 (forty four peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. It was approved that such dividend would be paid in one installment of Ps. 0.44 (forty four peso cents), on August 29, 2022.
On April 26, 2021, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. 0.40 (forty peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. It was approved that such dividend would be paid in two installments of Ps. 0.20 (twenty peso cents) each, on July 19 and November 08, 2021 respectively.
Spin-off
On August 8, 2022, the Company’s capital stock reflects a reduction of Ps.1,572 (nominal amount), derived from the Company’s spin-off and its contribution to Sitios Latam, without having modified the number of shares of the Company due to the spin-off.
Legal Reserve
According to the
Ley General de Sociedades Mercantiles
, companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20%
of its capital stock. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2022 and 2021, the legal reserve amounted Ps. 358,440.

Restrictions on Certain Transactions
Pursuant to the Company’s bylaws any transfer of more than 10% of the full voting shares (“A” shares and “AA” shares), effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. If the Board of Directors denies such approval, however, the Company bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.
Payment of Dividends
Dividends, either in cash or in kind, paid with respect to the “A” Shares, “L” Shares, “A” Share ADSs or “L” Share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2014). Nonresident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.

Repurchase of shares
On April 20, 202
2
, the Company’s shareholders authorized an amount of Ps. 26 billion to repurchase the Company’s own shares. During the fiscal year ended on December 31, 2022, the Company repurchased 1,364,740,633 series A and L shares. At the end of 2022 and after the cancelation of shares approved by the shareholders meeting on December 20, 2022, the Company had in treasury 56,000,000 series L shares.
Earnings per Share
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	(1) 2020		(1) 2021		2022
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	35,264,826	Ps.	68,187,225	Ps.	82,878,406
Net profit for the period attributable to equity holders of the parent from discontinued operations		11,587,779		124,235,942		(6,719,015)

Net profit for the period attributable to equity holders of the parent		46,852,605		192,423,167		76,159,391
Weighted average shares (in millions)		66,265		65,967		63,936

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	0.53	Ps.	1.03	Ps.	1.30

Earnings per share attributable to equity holders of the parent discontinued operations	Ps.	0.17	Ps.	1.88	Ps.	(0.11)

(1)	Restated for discontinued operations